Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	Sibanye Stillwater Ltd
Entity Central Index Key	0001786909
Document Annual Report	true
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	2,670,029,252
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY